Investments, AFS debt securities - Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 5,654,238.0	$ 60,260.4	₨ 53,658.8
Less Than 12 Months Unrealized Losses	191,991.5	2,046.1	888.8
12 Months or Greater Fair Value	1,052,177.2	11,213.7	968,876.7
12 Months or Greater Unrealized Losses	60,152.1	641.1	13,220.4
Fair Value	6,706,415.2	71,474.1	1,022,535.5
Unrealized Losses	252,143.6	$ 2,687.2	14,109.2
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	5,627,313.2		53,658.8
Less Than 12 Months Unrealized Losses	191,886.3		888.8
12 Months or Greater Fair Value	1,048,950.6		952,922.6
12 Months or Greater Unrealized Losses	60,143.7		13,152.5
Fair Value	6,676,263.8		1,006,581.4
Unrealized Losses	252,030.0		14,041.3
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	3,218,916.6		4,657.3
Less Than 12 Months Unrealized Losses	139,956.5		70.2
12 Months or Greater Fair Value	805,799.1		542,172.0
12 Months or Greater Unrealized Losses	52,221.8		6,007.0
Fair Value	4,024,715.7		546,829.3
Unrealized Losses	192,178.3		6,077.2
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	1,871,994.7		254.0
Less Than 12 Months Unrealized Losses	46,953.4		1.6
12 Months or Greater Fair Value	190,845.9		215,435.8
12 Months or Greater Unrealized Losses	6,818.7		2,496.5
Fair Value	2,062,840.6		215,689.8
Unrealized Losses	53,772.1		2,498.1
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	177,586.5		0.0
Less Than 12 Months Unrealized Losses	4.5		0.0
12 Months or Greater Fair Value	0.0		854.4
12 Months or Greater Unrealized Losses	0.0		0.3
Fair Value	177,586.5		854.4
Unrealized Losses	4.5		0.3
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	128,262.5		15,060.8
Less Than 12 Months Unrealized Losses	1,284.1		197.0
12 Months or Greater Fair Value	19,969.1		48,115.3
12 Months or Greater Unrealized Losses	291.5		405.7
Fair Value	148,231.6		63,176.1
Unrealized Losses	1,575.6		602.7
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	230,552.9		33,686.7
Less Than 12 Months Unrealized Losses	3,687.8		620.0
12 Months or Greater Fair Value	32,336.5		146,345.1
12 Months or Greater Unrealized Losses	811.7		4,243.0
Fair Value	262,889.4		180,031.8
Unrealized Losses	4,499.5		4,863.0
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	8.9		10.8
12 Months or Greater Unrealized Losses	0.2		0.8
Fair Value	8.9		10.8
Unrealized Losses	0.2		0.8
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	26,924.8		0.0
Less Than 12 Months Unrealized Losses	105.2		0.0
12 Months or Greater Fair Value	3,217.7		15,943.3
12 Months or Greater Unrealized Losses	8.2		67.1
Fair Value	30,142.5		15,943.3
Unrealized Losses	₨ 113.4		₨ 67.1